Description of Plan (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($) year day
EBP, Description of Plan [Line Items]
Participant contribution, percentage of annual compensation to total compensation, minimum	1.00%
Participant contribution, percentage of annual compensation to total compensation, maximum	75.00%
Automatic deferral rate, if no election, number of days before automatically enrolled | day	30
Participant contribution, automatic deferral rate	6.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, vesting percentage	100.00%
Employer contribution, vesting service period	3 years
Employer contribution, participant compensation matched, additional percentage	3.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum borrowing to total account, period	12 months
Note receivable from participant, maximum borrowing to total account, percentage	50.00%
Note receivable from participant, minimum borrowing amount	$ 500
Basis spread on variable rate	1.00%
Employer contribution, maximum vesting age | year	65